Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Summary of detailed information of provision

Details of the provisions are as follows:

At June 30, 2024	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	1,752	1,752
Charge / (Credit):	427	693	1,120	(133)	(133)
(+) additional provisions recognized, net	1,278	1,380	2,658	764	764
(+/-) Short-term transferred	—	—	—	—	—
(-) Amounts used during the year	(851)	(687)	(1,538)	(897)	(897)
Carrying amount at year end	12,079	2,877	14,956	1,619	1,619

At December 31, 2023	Non-current		Total Non-	Current	Total
(In thousand Euros)	Other	Service warranties	current	Service warranties	Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Business combinations	10,405	—	10,405	—	—
Charge / (Credit):	1,127	865	1,992	434	434
(+) additional provisions recognized, net	1,245	3,060	4,305	—	—
(+/-) Short-term transferred	—	(1,752)	(1,752)	1,752	1,752
(-) Amounts used during the year	(118)	(443)	(561)	(1,318)	(1,318)
Carrying amount at year end	11,652	2,184	13,836	1,752	1,752